Label	Element	Value
THIRD AVENUE VALUE PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Third Avenue Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Third Avenue Variable Series Trust

(the "Trust")

Third Avenue Value Portfolio

(the "Portfolio")

Supplement dated February 14, 2020 to the Prospectus dated April 30, 2019, as amended from time to time

1. The Portfolio's name is changed to the FFI Strategies Portfolio. All references in the Prospectus to the Portfolio are hereby revised accordingly.

2. The section entitled "Principal Investment Strategies" on page 2 of the Prospectus is hereby deleted and replaced with the following:

The Portfolio utilizes a multi-manager, multi-strategy approach whereby the Portfolio's assets are allocated between the Adviser and a Sub-Adviser (defined below) in percentages determined at the discretion of the Adviser. Currently, the Adviser anticipates allocating approximately 50% of the Portfolio's assets to the Sub-Adviser.

Third Avenue Management LLC. In managing the portion of Portfolio's assets allocated to it (the "Third Avenue Account"), Third Avenue seeks to acquire common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Third Avenue adheres to a strict value discipline in selecting securities. This means seeking investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. Accordingly, the Adviser seeks to identify investment opportunities through intensive research of individual companies and, generally, does not focus solely on stock market conditions and other macro factors. For these reasons, the Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as "junk", that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed.  The Portfolio also invests in both domestic and foreign securities.

Third Avenue follows a strategy of long-term investing. The Adviser will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when it believes that the market value of an investment is overpriced relative to its intrinsic value.

Cadence Capital Management LLC ("Cadence" or the Sub-Adviser"). The Sub-Adviser in managing the portion of the Portfolio allocated to it (the "Cadence Account") utilizes its global equity income strategy that attempts to generate a high and growing income stream, competitive total return, and lower overall risk. The Sub-Adviser believes that high dividend companies that are financially sound, with stable cash flows have exhibited better than average returns with lower than average volatility. Cadence uses a systematic, proprietary, rules-based construction methodology to attempt to efficiently capture the excess returns of premium yielding stocks. The strategy attempts to achieve its goal with lower long-term volatility and at a low cost.

Construction of the Cadence Account begins by evaluating a global universe of developed equity market securities that includes specific indices. Each security is evaluated for bottom-up factors such as dividend yield, liquidity, and various measures of financial strength. Stocks are included in the portfolio only if they meet designated criteria and contribute to the style and income objective. The strategy attempts to earn a premium income while capturing broad global equity market exposure. Individual security weights are determined using a weighting methodology based on modified market capitalization to ensure liquidity and diversification. Dividend sustainability, dividend growth and fundamental valuations are also considered in determining the final security weights.

Allocations are adjusted in historically high yielding sectors to limit position sizes and mitigate sector concentration risk. Similar adjustments to avoid concentration risk occur at the country level. The resulting sector and country weights are reviewed by Cadence's investment team to ensure the strategy remains broadly diversified across economic sectors and geographic areas. A position is sold if their dividend yield, liquidity, or measures of financial strength fall below prescribed levels or if the position fails a filter (such as financial distress) or other construction criteria at the time of rebalance.

Temporary Defensive Positions. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange-traded funds, cash equivalents, or short-term investments. The Adviser and Sub-Adviser will determine when market conditions warrant temporary defensive measures with respect to the Third Avenue Account and Cadence Account, respectively. Additionally, the Adviser may take temporary defensive positions on behalf of the Portfolio as a whole. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.

3. The following information is hereby added to the section entitled "Principal Investment Risks" on page 2 of the Prospectus:

Dividend-Oriented Companies Risk.  Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could reduce the value of the issuer's stock and the yield of the Portfolio and lower performance for the Portfolio.

Management Risk. Because the Portfolio is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Portfolio to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Adviser or Sub-Adviser's investment techniques and risk analysis will produce the desired result.

Large-Capitalization Companies Risk. Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk.  In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a multi-manager, multi-strategy approach whereby the Portfolio's assets are allocated between the Adviser and a Sub-Adviser (defined below) in percentages determined at the discretion of the Adviser. Currently, the Adviser anticipates allocating approximately 50% of the Portfolio's assets to the Sub-Adviser.

Third Avenue Management LLC. In managing the portion of Portfolio's assets allocated to it (the "Third Avenue Account"), Third Avenue seeks to acquire common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Third Avenue adheres to a strict value discipline in selecting securities. This means seeking investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. Accordingly, the Adviser seeks to identify investment opportunities through intensive research of individual companies and, generally, does not focus solely on stock market conditions and other macro factors. For these reasons, the Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as "junk", that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed.  The Portfolio also invests in both domestic and foreign securities.

Third Avenue follows a strategy of long-term investing. The Adviser will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when it believes that the market value of an investment is overpriced relative to its intrinsic value.

Cadence Capital Management LLC ("Cadence" or the Sub-Adviser"). The Sub-Adviser in managing the portion of the Portfolio allocated to it (the "Cadence Account") utilizes its global equity income strategy that attempts to generate a high and growing income stream, competitive total return, and lower overall risk. The Sub-Adviser believes that high dividend companies that are financially sound, with stable cash flows have exhibited better than average returns with lower than average volatility. Cadence uses a systematic, proprietary, rules-based construction methodology to attempt to efficiently capture the excess returns of premium yielding stocks. The strategy attempts to achieve its goal with lower long-term volatility and at a low cost.

Construction of the Cadence Account begins by evaluating a global universe of developed equity market securities that includes specific indices. Each security is evaluated for bottom-up factors such as dividend yield, liquidity, and various measures of financial strength. Stocks are included in the portfolio only if they meet designated criteria and contribute to the style and income objective. The strategy attempts to earn a premium income while capturing broad global equity market exposure. Individual security weights are determined using a weighting methodology based on modified market capitalization to ensure liquidity and diversification. Dividend sustainability, dividend growth and fundamental valuations are also considered in determining the final security weights.

Allocations are adjusted in historically high yielding sectors to limit position sizes and mitigate sector concentration risk. Similar adjustments to avoid concentration risk occur at the country level. The resulting sector and country weights are reviewed by Cadence's investment team to ensure the strategy remains broadly diversified across economic sectors and geographic areas. A position is sold if their dividend yield, liquidity, or measures of financial strength fall below prescribed levels or if the position fails a filter (such as financial distress) or other construction criteria at the time of rebalance.

Temporary Defensive Positions. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange-traded funds, cash equivalents, or short-term investments. The Adviser and Sub-Adviser will determine when market conditions warrant temporary defensive measures with respect to the Third Avenue Account and Cadence Account, respectively. Additionally, the Adviser may take temporary defensive positions on behalf of the Portfolio as a whole. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Dividend-Oriented Companies Risk.  Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could reduce the value of the issuer's stock and the yield of the Portfolio and lower performance for the Portfolio.

Management Risk. Because the Portfolio is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Portfolio to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Adviser or Sub-Adviser's investment techniques and risk analysis will produce the desired result.

Large-Capitalization Companies Risk. Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk.  In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

Supplement Closing [Text Block]	ck0001089107_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE